Balance Sheet Details - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid insurance costs	$ 95,012	$ 17,198	$ 55,215
Other prepaid expenses & current assets	128,258	49,501	29,476
Total prepaid expenses & current assets	$ 223,270	$ 66,699	$ 84,691